Promissory note and Other Loans (Details 1) - USD ($)	4 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2023
Promissory note and Other Loans
Vendor Take Back Beginning Balance	$ 4,245	$ 4,130
Repaid in year	(150)	(750)
Interest accretion	$ 35	77
Vendor Take Back Ending Balance		$ 3,457